Leases - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Operating leases:
Operating lease costs	$ 1,226
Variable lease costs	7
Operating lease expense	1,233
Short-term lease rent expense	40
Net rent expense	$ 1,273	$ 1,520	$ 3,092	$ 2,456	$ 2,415